FINANCE LEASE RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2023
FINANCE LEASE RECEIVABLES, NET
Summary of finance lease receivables

	As of December 31,
	2022	2023
	RMB	RMB	US$
Finance lease receivables	1,161,811,131	263,769,086	37,151,099
Add: unamortized initial direct costs	380,815	339,984	47,886
Less: unearned income	(80,532,057)	(14,521,627)	(2,045,328)
Less: allowance for finance lease receivables—collective	(22,171,266)	(12,701,391)	(1,788,954)
Total finance lease receivables, net	1,059,488,623	236,886,052	33,364,703
Finance lease receivables—current	799,438,656	200,459,435	28,234,121
Finance lease receivables—non-current	260,049,967	36,426,617	5,130,582

Schedule of future minimum lease payments

	2024	2025	2026	2027	2028	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Finance lease receivables	219,443,661	25,908,586	18,167,477	249,362	—	263,769,086

	US$	US$	US$	US$	US$	US$
Finance lease receivables	30,907,993	3,649,148	2,558,836	35,122	—	37,151,099

Schedule of aging of finance lease receivables principal

	As of December 31,
	2022	2023
	RMB	RMB	US$
Aging of finance lease receivables principal:
Current	1,018,749,298	225,327,296	31,736,687
1‑30 days past due	38,193,025	13,111,970	1,846,782
31‑60 days past due	9,008,588	5,372,294	756,672
61‑90 days past due	4,917,323	1,926,137	271,291
91‑120 days past due	3,545,621	1,601,385	225,550
121‑150 days past due	2,951,294	1,400,452	197,250
151‑180 days past due	4,294,740	847,909	119,425
	1,081,659,889	249,587,443	35,153,657

Schedule of movement of allowance for finance lease receivables

	As of December 31,
	2022	2023
	RMB	RMB	US$
Balance at the beginning of the year	32,216,759	22,171,266	3,122,758
Adjustment due to the adoption of ASC 326	—	14,540,172	2,047,940
Additions/(Reversal)	51,609,763	(13,945,846)	(1,964,231)
Charge-offs	(61,655,256)	(10,064,201)	(1,417,513)
Balance at the end of the year	22,171,266	12,701,391	1,788,954